J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Income Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2012

to the Prospectus dated July 1, 2012

The Board of Trustees of JPMorgan Trust I (the “Trust”) has approved changes to the strategies of the JPMorgan Tax Aware Income Opportunities Fund (the “Fund”). On or around September 30, 2012 (the “Effective Date”), these changes will become effective and new prospectuses dated on the Effective Date (the “New Prospectus”) will replace the existing prospectus for the Fund (the “Existing Prospectus”).

Changes to Investment Strategies.

On the Effective Date, the first paragraph under “What are the Fund’s main investment strategies” will be deleted in its entirety and replaced by the following paragraph:

The Fund has an absolute return orientation and is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation. “Tax Aware Income” in the Fund’s name refers to the Fund’s strategy of investing in municipal securities, the interest from which is expected to be exempt from federal income tax. “Opportunities” in the Fund’s name refers to the Fund’s strategy of achieving returns from opportunistic trading in addition to the use of derivative strategies to manage the impact of movement in interest rates and credit spreads and to adjust exposure to individual securities. As part of its principal investment strategy, the Fund may actively engage in short-term trading to take advantage of opportunities in the municipal market.

On the Effective Date, the third and fourth paragraph under “What are the Fund’s main investment strategies” will be deleted in their entirety and replaced by the following paragraphs:

As part of its absolute return oriented strategy, the Fund will use a combination of investment techniques including security selection and trading and derivatives strategies.

As part of its derivatives strategies, the Fund may use “relative value” strategies. “Relative value” strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) municipal security trades such as purchasing a credit default swap related to a municipal security or an index of municipal securities and selling a credit default swap on a similar municipal security or index of municipal securities, (2) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (3) other combinations of fixed income securities and derivatives. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps and credit default swaps individually or as part of its relative value strategies to manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use these instruments to increase gain to the Fund or to hedge interest rate risk and volatility. The Fund’s derivative strategies will result in taxable income, including short-term gains.

On the Effective Date, the discussion of “Investment Process” under “What are the Fund’s main investment strategies” will be deleted in its entirety and replaced by the following:

Investment Process. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation (the return that an asset achieves over a certain period of time). The portfolio management team works on a collaborative basis to allocate the Fund’s investments among investment grade and non-investment grade municipal securities and to identify relative value and other trading strategies that are designed to increase gain and/or hedge against volatility and interest rate risk. The Fund uses a flexible asset allocation approach. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

As a result of the Fund’s investments in municipal securities, it will generate interest that is exempt from federal income tax. The opportunistic aspects of the Fund’s trading strategy, including the use of derivatives, will result in taxable income, including short-term gains.

Changes to the Fund’s Main Risks.

On the Effective Date, the “Tax Aware Investing Risk” under “The Fund’s Main Investment Risks” will be deleted in its entirety and replaced by the following:

Tax Aware Investing Risk. The Fund’s tax aware strategy may reduce your taxable income, but will not eliminate it. The Fund may invest all of its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax. In addition, the Fund’s opportunistic and derivative strategies may generate short-term capital gains which alone or in conjunction with the Fund’s other investment strategies may result in distributions of taxable income.

On the Effective Date, Strategy Risk under “The Fund’s Main Investment Risks” will be deleted in its entirety and replaced by the following:

Strategy Risk. The Fund may use security selection, opportunistic trading strategies and derivatives strategies to enhance returns. In addition to the risks described under “Derivatives Risk” and “Higher Portfolio Turnover Risk”, there is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. These strategies may also result in taxable income including short-term gains. Similarly, the Fund’s relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility and to gain exposure to municipal securities or markets may not be successful. Such strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE